Segment Information	12 Months Ended
May 31, 2024
Segment Reporting [Abstract]
Segment Information
21.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. For the years ended May 31, 2022 and 2023, the Group identified four
operating segments, including (i) educational services and test preparation courses, (ii) private label products and livestreaming e-commerce and other services, which was formerly named as “online education and other services”, (iii) overseas study consulting services, and (iv) educational materials and distribution. For the year ended May 31, 2024, the Group identified four operating segments, including (i) educational services and test preparation courses, (ii) private label products and livestreaming e-commerce, which was formerly named as “private label products and livestreaming e-commerce and other services”. The change is due to the transferring of online education from this segment to educational services and test preparation courses. (iii) overseas study consulting services, and (iv) educational materials and distribution. The Group identified educational services and test preparation courses, private label products and livestreaming e-commerce, and overseas study consulting services as three reportable segments. Educational materials and distribution individually did not exceed the
10%
quantitative threshold and as a result, was included in others below. Prior period’s segment information has been restated to conform with the presentation for the year ended May 31, 2024.
The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.
The Group’s chief operating decision maker evaluates performance based on each reporting segment’s operating income. Net revenues, operating cost and expenses, operating income, and total assets by segment are as follows:
For the year ended May
 31, 2022

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,669,020	3,003	325,901	107,322	3,105,246
Operating cost and expenses:
Cost of revenues	(1,508,412)	(2,476)	(165,673)	(77,730)	(1,754,291)
Selling and marketing	(346,508)	(6,264)	(72,847)	(30,494)	(456,113)
General and administrative	(1,362,285)	(18,818)	(61,258)	(63,859)	(1,506,220)
Unallocated corporate expenses	—	—	—	—	(371,135)

Total operating cost and expenses	(3,217,205)	(27,558)	(299,778)	(172,083)	(4,087,759)
Operating (loss)/income	(548,185)	(24,555)	26,123	(64,761)	(982,513)

Segment assets	2,262,594	277,848	177,821	4,381	2,722,644

Unallocated corporate assets	—	—	—	—	3,312,022

Total assets	2,262,594	277,848	177,821	4,381	6,034,666

For the year ended May
 31, 2023

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	1,914,865	557,508	354,764	170,623	2,997,760
Operating cost and expenses:
Cost of revenues	(793,423)	(345,211)	(179,284)	(91,520)	(1,409,438)
Selling and marketing	(261,606)	(45,611)	(80,528)	(45,657)	(433,402)
General and administrative	(519,765)	(34,238)	(61,861)	(65,725)	(681,589)
Unallocated corporate expenses	—	—	—	—	(283,285)

Total operating cost and expenses	(1,574,794)	(425,060)	(321,673)	(202,902)	(2,807,714)
Operating income/(loss)	340,071	132,448	33,091	(32,279)	190,046

Segment assets	1,728,371	282,558	109,422	149,017	2,269,368

Unallocated corporate assets	—	—	—	—	4,123,090

Total assets	1,728,371	282,558	109,422	149,017	6,392,458

For the year ended May
 31, 2024

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,716,174	900,614	439,744	257,054	4,313,586
Operating cost and expenses:
Cost of revenues	(1,027,889)	(677,270)	(214,602)	(131,199)	(2,050,960)
Selling and marketing	(348,121)	(124,975)	(92,865)	(77,785)	(643,746)
General and administrative	(755,074)	(77,626)	(57,204)	(75,657)	(965,561)
Unallocated corporate expenses	—	—	—	—	(302,894)

Total operating cost and expenses	(2,131,084)	(879,871)	(364,671)	(284,641)	(3,963,161)
Operating income/(loss)	585,090	20,743	75,073	(27,587)	350,425
Segment assets	2,217,342	831,620	119,725	486,305	3,654,992

Unallocated corporate assets	—	—	—	—	3,876,681

Total assets	2,217,342	831,620	119,725	486,305	7,531,673